ACQUISITIONS - Additional Information (Details)			1 Months Ended
	Aug. 15, 2023 USD ($) installment	Aug. 02, 2023 USD ($)	Aug. 31, 2023 USD ($)
Acquisition of Certain Assets of Innovation Neuromonitoring, LLC
Business Acquisition [Line Items]
Purchase price	$ 1,200,000
Cash payments	200,000	$ 100,000	$ 800,000
Consideration Prepaid		131,422
Amount paid in twenty-four equal monthly installments, with the first installment being due on or before September 1, 2023	$ 500,000
Number of monthly installments | installment	24
Amount paid in common stock of the Company, which is subject a six month lock-up	$ 400,000
Shares Lock Up Period	6 months
Acquisition of Certain Assets of Innovation Neuromonitoring, LLC | Rhythmlink International LLC
Business Acquisition [Line Items]
Business Combination, Liabilities Incurred	$ 34,000
Acquisition of Certain Equipment of Innovation
Business Acquisition [Line Items]
Purchase price		165,000
legal costs		$ 10,000